Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events QVC declared and paid dividends to Liberty in the amount of $1.4 billion subsequent to June 30, 2014.	Subsequent Event QVC declared and paid dividends to Liberty in the amount of $108 million subsequent to December 31, 2013.